Income Taxes - Schedule of Tax Impact on Deferred Tax Asset and Liability (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Current deferred tax asset:
Tax losses	¥ 19,285	$ 2,778	¥ 18,484
Valuation allowances	(19,285)	(2,778)	(18,484)	$ (2,662)	¥ (21,230)
Current deferred tax asset, net	¥ 0	$ 0	¥ 0